Accounts payable and accrued expenses:	12 Months Ended
Dec. 31, 2024
Accounts payable and accrued expenses:
Accounts payable and accrued expenses:

Note 9 - Accounts payable and accrued expenses:

At December 31, 2023 and 2024, the balances are as follows:

		December 31,
	2023		2024
Suppliers	Ps.	306,547	Ps.	325,701
Taxes payable		664,334		712,448
Use rights of assets under concession		455,125		355,809
Accounts payable to related parties (Note 14.1)		178,294		101,266
Lease payable (Note 7.1)		22,367		22,496
Salaries payable		221,328		234,133
Sundry creditors for services provided		929,483		1,143,956
Accounts payable to contractors		26,811		38,241
Total	Ps.	2,804,289	Ps.	2,934,050

Since these accounts mature at a term of under one year, their fair value is considered to approximate their carrying value.